CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common Class A Class A Treasury stock CNY (¥) shares	Common Class A Class A Treasury stock USD ($) shares	Common Class A CNY (¥) shares	Common Class A USD ($) shares	Common Class B CNY (¥) shares	Common Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	AOCI Attributable to Parent CNY (¥)	AOCI Attributable to Parent USD ($)	Parent CNY (¥)	Parent USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019			¥ 219,526,699		¥ 115,534,210		¥ 1,152,108,217		¥ 308,698,533		¥ 65,300,854		¥ 1,861,168,513		¥ 156,591,494		¥ 2,017,760,007
Balance, shares beginning at Dec. 31, 2019 | shares			67,416,046	67,416,046	34,762,909	34,762,909
Issuance of Class A ordinary shares as a payment to the acquisition of Urban			¥ 3,060,371				(3,060,371)
Issuance of Class A ordinary shares as a payment to the acquisition of Urban, shares | shares			870,908	870,908
Capital contribution from noncontrolling interest holders															6,943,589		6,943,589
Net income(loss)									261,344,391				261,344,391		(16,641,655)		244,702,736
Foreign currency translation adjustments											(19,714,207)		(19,714,207)				(19,714,207)
Share-based compensation							232,558						232,558				232,558
Balance at Dec. 31, 2020			¥ 222,587,070		¥ 115,534,210		1,149,280,404		570,042,924		45,586,647		2,103,031,255		146,893,428		2,249,924,683
Balance, shares at Dec. 31, 2020 | shares			68,286,954	68,286,954	34,762,909	34,762,909
Distribution to the shareholders									(361,182,556)				(361,182,556)				(361,182,556)
Capital contribution from noncontrolling interest holders															8,191,000		8,191,000
Acquisition of noncontrolling interest							(360,861)						(360,861)		(657,526)		(1,018,387)
Acquisitions of subsidiaries and business															34,576,536		34,576,536
Net income(loss)									117,438,250				117,438,250		(3,761,411)		113,676,839
Foreign currency translation adjustments											(6,497,403)		(6,497,403)				(6,497,403)
Unrealized gains on available-for-sale investments											2,791,663		2,791,663				2,791,663
Share-based compensation							2,464,763						2,464,763				2,464,763
Balance at Dec. 31, 2021			¥ 222,587,070		¥ 115,534,210		1,151,384,306		326,298,618		41,880,907		1,857,685,111		185,242,027		2,042,927,138
Balance, shares at Dec. 31, 2021 | shares			68,286,954	68,286,954	34,762,909	34,762,909
Capital contribution from noncontrolling interest holders															400,000		400,000
Net income(loss)									(382,216,959)				(382,216,959)		(32,849,513)		(415,066,472)	$ (60,178,982)
Share consideration for disposal of Urban	¥ (16,971,057)												(16,971,057)				(16,971,057)
Share consideration for disposal of Urban, shares | shares	(870,908)	(870,908)
Deconsolidation or disposal of subsidiaries															(108,190,481)		(108,190,481)
Foreign currency translation adjustments											(11,361,872)		(11,361,872)				(11,361,872)	(1,647,317)
Unrealized gains on available-for-sale investments											(2,786,931)		(2,786,931)				(2,786,931)	(404,067)
Share-based compensation							(62,356)						(62,356)				(62,356)
Balance at Dec. 31, 2022	¥ (16,971,057)	$ (2,460,572)	¥ 222,587,070	$ 32,272,092	¥ 115,534,210	$ 16,750,886	¥ 1,151,321,950	$ 166,925,992	¥ (55,918,341)	$ (8,107,397)	¥ 27,732,104	$ 4,020,776	¥ 1,444,285,936	$ 209,401,777	¥ 44,602,033	$ 6,466,687	¥ 1,488,887,969	$ 215,868,464
Balance, shares at Dec. 31, 2022 | shares			68,201,056	68,201,056	34,762,909	34,762,909
Balance, shares ending (Treasury stock) at Dec. 31, 2022 | shares	(870,908)	(870,908)